BASIS OF PREPARATION (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) £ / $	Dec. 31, 2022 USD ($) € / $	Dec. 31, 2022 USD ($) SFr / $	Dec. 31, 2021 USD ($) £ / $	Dec. 31, 2021 USD ($) € / $	Dec. 31, 2021 USD ($) SFr / $	Dec. 31, 2020 USD ($) £ / $	Dec. 31, 2020 USD ($) € / $	Dec. 31, 2020 USD ($) SFr / $	Dec. 31, 2022 £ / $	Dec. 31, 2022 € / $	Dec. 31, 2022 SFr / $	Dec. 31, 2021 £ / $	Dec. 31, 2021 € / $	Dec. 31, 2021 SFr / $	Dec. 31, 2020 £ / $	Dec. 31, 2020 € / $	Dec. 31, 2020 SFr / $	Dec. 31, 2019 USD ($)
Disclosure of detailed informations about basis of preparation [line items]
Net cash and cash equivalents	$ 344	$ 344	$ 344	$ 344	$ 344	$ 344	$ 1,285	$ 1,285	$ 1,285	$ 1,751	$ 1,751	$ 1,751										$ 257
Net Debt	2,339	2,339	2,339	2,339	2,339	2,339	1,852	1,852	1,852													$ 1,600
Borrowings	2,676	2,676	2,676	$ 2,676	$ 2,676	$ 2,676	$ 3,142	$ 3,142	$ 3,142
Exchange rates
Average rates				1.23	1.05	1.05	1.38	1.18	1.09	1.28	1.14	1.07
Year end rates													1.21	1.07	1.08	1.35	1.13	1.10	1.37	1.23	1.14
Immaterial product intangible assets
Disclosure of detailed informations about basis of preparation [line items]
Impairment		39
Committed facilities
Disclosure of detailed informations about basis of preparation [line items]
Committed facilities	$ 3,700	3,700	3,700	$ 3,700	$ 3,700	$ 3,700	$ 4,100	$ 4,100	$ 4,100
Debt instrument term	5 years 1 month 6 days
Private placement debt
Disclosure of detailed informations about basis of preparation [line items]
Borrowings	$ 105	105	105	105	105	105
Borrowings Subject To Financial Covenants	1,160	1,160	$ 1,160	1,160	1,160	1,160
Leverage Ratio			3.5
Orthopaedics
Disclosure of detailed informations about basis of preparation [line items]
Percentage of inventory			60
Percentage of total provision for excess and obsolete inventory			80
Excess and obsolete inventory
Disclosure of detailed informations about basis of preparation [line items]
Other provisions	$ 504	$ 504	$ 504	$ 504	$ 504	$ 504	$ 430	$ 430	$ 430